Leases (Details) - Schedule of maturity analysis of lease liabilities - USD ($)	12 Months Ended
	Dec. 29, 2022	Dec. 29, 2021
Schedule of Maturity Analysis of Lease Liabilities [Abstract]
Depreciation expense of right-of-use assets (note 8)	$ 121,020	$ 84,884
Interest expense on lease liabilities (note 9)	58,610	57,779
Expenses relating to short-term lease (note 8)	514,643	474,865
Total amount recognized in profit or loss	$ 694,273	$ 617,528